Ameritas Life Insurance Corp.

(“Ameritas Life”)

Ameritas Life Insurance Corp. Separate Account LLVA and

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Low-Load Variable Universal Life and

Ameritas Low-Load Survivorship Variable Universal Life

Prospectuses Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA

Prospectus Dated May 1, 2016

Ameritas Advisor No-Load VA and Ameritas Advisor VUL®

Prospectuses Dated May 1, 2019

Ameritas Advisor II VUL

Prospectus Dated December 16, 2019

Supplement Dated March 5, 2020

On February 10, shareholders of Third Avenue Value Portfolio (the "Portfolio") approved a new investment sub-advisory agreement among the Third Avenue Variable Series Trust (the "Trust"), on behalf of the Portfolio, Third Avenue Management LLC ("Third Avenue" or the "Adviser"), the Portfolio's investment adviser, and Cadence Capital Management LLC ("Cadence" or the "Sub-Adviser"), the Portfolio's sub-adviser (the "Sub-Advisory Agreement"), to take effect upon execution of the Sub-Advisory Agreement.

Cadence will assume portfolio sub-advisory responsibility for the portion of the Portfolio allocated to it by Third Avenue. Additionally, in connection with the approval of the Sub-Advisory Agreement, the Portfolio will be renamed the "FFI Strategies Portfolio" effective March 16, 2020. Therefore, effective March 16, 2020, all references to "Third Avenue Value" in your prospectus will be changed to "FFI Strategies Portfolio" and information relating to the Portfolio in the list of subaccount underlying portfolios in your prospectus is revised to read as follows.

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Third Avenue Variable Series Trust	Third Avenue Management LLC
FFI Strategies Portfolio – Cadence Capital Management LLC	Long-term Capital appreciation

All other provisions remain as stated in your Policy, prospectus and supplements as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 812 3-20